Operating leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Future minimum rental payments for operating leases	Future minimum rental payments are as follows:

Year	(In US$ millions)
2015	15
2016	12
2017	10
2018	7
2019	7
2020 and thereafter	21
Total	72